Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventories
Raw materials, consumables and supplies	€ 11,167	€ 1,644
Finished goods and merchandise	238	165
Inventories	11,405	1,809
Raw materials, consumables and changes in inventories of finished goods and work in process recorded as expenses	€ 41,594	€ 11,285	€ 9,473